Note Loans (Covered loans HIP in past due status, non-performing status and accruing loans past-due 90 days or more by loan class) (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC		$ 0	$ 517,274
Covered loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			82,764
Current			434,510
Loans covered under loss-sharing agreements with the FDIC	[1],[2]		517,274
Non-accrual loans			3,353
Accruing loans past-due 90 days or more			0
Covered loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			17,158
Covered loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			5,600
Covered loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			60,006
Covered loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			81,111
Current			421,818
Loans covered under loss-sharing agreements with the FDIC			502,929
Non-accrual loans			3,165
Accruing loans past-due 90 days or more			0
Covered loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			16,640
Covered loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			5,453
Covered loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			59,018
Covered loans | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			1,653
Current			12,692
Loans covered under loss-sharing agreements with the FDIC			14,345
Non-accrual loans			188
Accruing loans past-due 90 days or more			0
Covered loans | Consumer | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			518
Covered loans | Consumer | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			147
Covered loans | Consumer | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due			$ 988

[1]
Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

[2]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.